CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 764	$ 431
Restricted cash	261	208
Trade receivables and other current assets	1,683	928
Financial instrument assets	60	62
Due from related parties	35	56
Assets held for sale	58	57
Total current assets	2,861	1,742
Financial instrument assets	262	407
Equity-accounted investments	1,107	971
Property, plant and equipment, at fair value	49,432	44,590
Intangible assets	218	232
Goodwill	966	970
Deferred income tax assets	197	205
Other long-term assets	824	605
Total assets	55,867	49,722
Current liabilities
Accounts payable and accrued liabilities	779	625
Financial instrument liabilities	400	283
Due to related parties	164	506
Corporate borrowings	0	3
Non-recourse borrowings	1,818	1,026
Provisions	55	304
Liabilities directly associated with assets held for sale	6	14
Total current liabilities	3,222	2,761
Financial instrument liabilities	565	668
Corporate borrowings	2,149	2,132
Non-recourse borrowings	17,562	14,921
Deferred income tax liabilities	6,215	5,515
Provisions	718	712
Other long-term liabilities	1,440	1,246
Equity
Preferred limited partners’ equity	881	1,028
Limited partners’ equity	4,092	3,845
Equity	23,996	21,767
Total liabilities and equity	55,867	49,722
Non-controlling interest
Current assets
Cash and cash equivalents	252	160
Property, plant and equipment, at fair value	21,600	18,460
Total assets	24,274	20,711
Equity
Equity	19,023	16,894
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	12,303	11,100
Equity	12,303	11,100
General partnership interest in a holding subsidiary held by Brookfield
Equity
Non-controlling interests	59	56
Equity	59	56
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Equity
Non-controlling interests	2,894	2,721
Equity	2,894	2,721
BEPC exchangeable shares
Equity
Non-controlling interests	2,562	2,408
Equity	2,562	2,408
Preferred equity
Equity
Non-controlling interests	613	609
Equity	613	609
Perpetual subordinated notes
Equity
Non-controlling interests	592	0
Equity	$ 592	$ 0